Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Consumer Discretionary Portfolio

March 31, 2021

VCI-QTLY-0521
1.814645.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
Automobiles - 6.9%
Automobile Manufacturers - 6.9%
Ferrari NV	6,000	$1,255,680
Tesla, Inc. (a)	28,960	19,343,253
		20,598,933
Commercial Services & Supplies - 0.4%
Diversified Support Services - 0.4%
Copart, Inc. (a)	9,736	1,057,427
Diversified Consumer Services - 0.4%
Education Services - 0.4%
Grand Canyon Education, Inc. (a)	6,300	674,730
New Oriental Education & Technology Group, Inc. sponsored ADR	38,000	532,000
		1,206,730
Entertainment - 0.9%
Interactive Home Entertainment - 0.0%
Roblox Corp. (a)	3,000	194,490
Movies & Entertainment - 0.9%
Cinemark Holdings, Inc.	61,600	1,257,256
Live Nation Entertainment, Inc. (a)	15,500	1,312,075
		2,569,331

TOTAL ENTERTAINMENT		2,763,821

Food & Staples Retailing - 1.7%
Food Distributors - 1.3%
Performance Food Group Co. (a)	39,068	2,250,707
U.S. Foods Holding Corp. (a)	45,600	1,738,272
		3,988,979
Hypermarkets & Super Centers - 0.4%
BJ's Wholesale Club Holdings, Inc. (a)	25,507	1,144,244

TOTAL FOOD & STAPLES RETAILING		5,133,223

Hotels, Restaurants & Leisure - 15.8%
Casinos & Gaming - 4.1%
Caesars Entertainment, Inc. (a)	58,231	5,092,301
Churchill Downs, Inc.	13,800	3,138,396
MGM Resorts International	4,700	178,553
Penn National Gaming, Inc. (a)	36,600	3,837,144
		12,246,394
Hotels, Resorts & Cruise Lines - 3.9%
Airbnb, Inc. Class A (b)	6,200	1,165,228
Hilton Worldwide Holdings, Inc.	40,000	4,836,800
Lindblad Expeditions Holdings (a)	4,366	82,517
Marriott International, Inc. Class A	20,600	3,051,066
Marriott Vacations Worldwide Corp.	11,299	1,968,060
Wyndham Hotels & Resorts, Inc.	4,300	300,054
		11,403,725
Leisure Facilities - 0.9%
Planet Fitness, Inc. (a)	14,190	1,096,887
Vail Resorts, Inc.	4,980	1,452,467
		2,549,354
Restaurants - 6.9%
ARAMARK Holdings Corp.	37,344	1,410,856
Chipotle Mexican Grill, Inc. (a)	2,211	3,141,433
Deliveroo Holdings PLC (a)	33,200	178,501
Deliveroo Holdings PLC	20,000	71,330
McDonald's Corp.	22,200	4,975,908
Noodles & Co. (a)	90,500	936,675
Restaurant Brands International, Inc.	22,800	1,482,807
Ruth's Hospitality Group, Inc.	2,832	70,319
Starbucks Corp.	76,170	8,323,096
		20,590,925

TOTAL HOTELS, RESTAURANTS & LEISURE		46,790,398

Household Durables - 3.2%
Home Furnishings - 0.5%
Purple Innovation, Inc. (a)	29,100	921,015
Tempur Sealy International, Inc.	15,600	570,336
		1,491,351
Homebuilding - 2.7%
D.R. Horton, Inc.	36,800	3,279,616
Lennar Corp. Class A	27,200	2,753,456
NVR, Inc. (a)	410	1,931,481
		7,964,553

TOTAL HOUSEHOLD DURABLES		9,455,904

Interactive Media & Services - 0.9%
Interactive Media & Services - 0.9%
Alphabet, Inc. Class A (a)	720	1,485,014
Facebook, Inc. Class A (a)	4,100	1,207,573
		2,692,587
Internet & Direct Marketing Retail - 25.7%
Internet & Direct Marketing Retail - 25.7%
Alibaba Group Holding Ltd. sponsored ADR (a)	3,700	838,901
Amazon.com, Inc. (a)	18,366	56,825,876
Coupang, Inc. Class A (a)(b)	2,400	118,440
Expedia, Inc.	31,700	5,456,204
Farfetch Ltd. Class A (a)	26,900	1,426,238
MercadoLibre, Inc. (a)	1,800	2,649,852
The Booking Holdings, Inc. (a)	2,600	6,057,584
The RealReal, Inc. (a)	68,700	1,554,681
Wayfair LLC Class A (a)	3,937	1,239,171
		76,166,947
IT Services - 0.2%
Data Processing & Outsourced Services - 0.2%
Visa, Inc. Class A	2,900	614,017
Multiline Retail - 6.5%
Department Stores - 0.8%
Kohl's Corp.	13,600	810,696
Nordstrom, Inc.	39,585	1,499,084
		2,309,780
General Merchandise Stores - 5.7%
B&M European Value Retail SA	62,470	454,547
Dollar General Corp.	29,000	5,875,980
Dollar Tree, Inc. (a)	35,400	4,051,884
Ollie's Bargain Outlet Holdings, Inc. (a)	22,900	1,992,300
Target Corp.	22,400	4,436,768
		16,811,479

TOTAL MULTILINE RETAIL		19,121,259

Personal Products - 0.0%
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	2,400	106,464
Road & Rail - 0.8%
Trucking - 0.8%
Lyft, Inc. (a)	22,400	1,415,232
Uber Technologies, Inc. (a)	16,800	915,768
		2,331,000
Specialty Retail - 20.1%
Apparel Retail - 6.3%
American Eagle Outfitters, Inc.	82,005	2,397,826
Aritzia LP (a)	13,100	304,385
Burlington Stores, Inc. (a)	20,854	6,231,175
L Brands, Inc.	8,400	519,624
Ross Stores, Inc.	35,882	4,302,611
TJX Companies, Inc.	75,416	4,988,768
		18,744,389
Automotive Retail - 0.9%
Carvana Co. Class A (a)	3,000	787,200
O'Reilly Automotive, Inc. (a)	3,473	1,761,679
		2,548,879
Computer & Electronics Retail - 0.6%
Best Buy Co., Inc.	16,577	1,903,205
Home Improvement Retail - 10.0%
Floor & Decor Holdings, Inc. Class A (a)	23,717	2,264,499
Lowe's Companies, Inc.	51,200	9,737,216
The Home Depot, Inc.	57,700	17,612,925
		29,614,640
Specialty Stores - 2.3%
Dick's Sporting Goods, Inc.	17,700	1,347,855
Five Below, Inc. (a)	11,716	2,235,296
JD Sports Fashion PLC (a)	12,700	144,373
National Vision Holdings, Inc. (a)	21,600	946,728
Sally Beauty Holdings, Inc. (a)	28,400	571,692
Ulta Beauty, Inc. (a)	5,400	1,669,518
		6,915,462

TOTAL SPECIALTY RETAIL		59,726,575

Textiles, Apparel & Luxury Goods - 15.7%
Apparel, Accessories & Luxury Goods - 10.9%
adidas AG	3,121	974,291
Canada Goose Holdings, Inc. (a)	9,500	372,909
Capri Holdings Ltd. (a)	180,498	9,205,398
G-III Apparel Group Ltd. (a)(b)	25,800	777,612
Hermes International SCA	369	408,494
Levi Strauss & Co. Class A	34,500	824,895
lululemon athletica, Inc. (a)	8,068	2,474,536
LVMH Moet Hennessy Louis Vuitton SE	3,054	2,039,924
PVH Corp.	56,608	5,983,466
Ralph Lauren Corp.	16,700	2,056,772
Tapestry, Inc.	169,592	6,988,886
		32,107,183
Footwear - 4.8%
Crocs, Inc. (a)	900	72,405
Deckers Outdoor Corp. (a)	9,889	3,267,523
NIKE, Inc. Class B	79,370	10,547,479
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,500	396,245
		14,283,652

TOTAL TEXTILES, APPAREL & LUXURY GOODS		46,390,835

TOTAL COMMON STOCKS
(Cost $160,727,357)		294,156,120

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.06% (c)	1,665,649	1,665,982
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	516,787	516,839
TOTAL MONEY MARKET FUNDS
(Cost $2,182,821)		2,182,821
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $162,910,178)		296,338,941
NET OTHER ASSETS (LIABILITIES) - 0.0%		80,965
NET ASSETS - 100%		$296,419,906

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$252
Fidelity Securities Lending Cash Central Fund	1,238
Total	$1,490

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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